Average Annual Total Returns - Institutional - iShares Edge MSCI Multifactor USA Index Fund - Institutional Shares	Nov. 27, 2020
Average Annual Return:
1 Year	26.07%
Since Inception	12.27%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	24.81%
Since Inception	10.80%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.16%
Since Inception	9.21%
Inception Date	Jul. 13, 2016